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                        [Irell & Manella LLP Letterhead]




                                                           WRITER'S DIRECT
                                                       TELEPHONE (310) 203-7139
                                                          amukhey@irell.com


                                January 24, 2005







VIA EDGAR AND FEDEX

David Ritenour, Esq.
Special Counsel
U.S. Securities and Exchange Commission
Mail Stop 0306
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:  Cygnus, Inc.
         Preliminary Proxy Statement on Schedule 14A filed December 21, 2004 Commission File No. 0-18962


Dear Mr. Ritenour:


         On behalf of Cygnus, Inc., a Delaware corporation, and in connection with its Preliminary Proxy Statement on Schedule 14A of the Securities Exchange Act of 1934, we hereby file a revised Preliminary Proxy Statement and respond to the comment letter of the Securities and Exchange Commission dated January 17, 2005. In our letter, we refer to Cygnus, Inc. as "Cygnus" or the "Company," to the Staff of the Securities and Exchange Commission as the "Staff," and to the revised Preliminary Proxy Statement as the "Proxy Statement." Comment numbering used for each response set forth below corresponds to the comment numbering used in the Staff's letter.

GENERAL

1. WE NOTE THAT IT APPEARS THAT YOU MAY USE PROXIES GRANTED TO YOU IN ORDER TO ADJOURN THE SPECIAL MEETING IN ORDER TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE TWO PROPOSALS. PLEASE NOTE THAT IF PERSONS NAMED AS PROXIES INTEND TO USE THE PROXIES GRANTED TO YOU TO VOTE TO ADJOURN THE SPECIAL MEETING, YOU MUST INCLUDE A SEPARATE BOX ON THE PROXY CARD TO ALLOW SHAREHOLDERS TO GRANT THAT AUTHORITY EXPRESSLY. YOU SHOULD ALSO INCLUDE A BRIEF DISCUSSION OF THE AUTHORITY THAT IS BEING SOUGHT IN THE PROXY STATEMENT.

Response:


         The Company has revised the proxy card in accordance with the Staff's comment by adding a separate box to allow stockholders to grant expressly the authority to adjourn the special meeting to solicit additional proxies. In addition, conforming changes have been


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David Ritenour, Esq.
January 24, 2005
Page 2


made to the Notice of Special Meeting, the Questions and Answers, and the "General" and "Voting and Quorum; Broker Non-Votes" sections of the Proxy Statement.



2. PLEASE PROVIDE THE DISCLOSURES REQUIRED BY ITEM 14(B)(8) THROUGH (11) AND ITEM 14(C)(1) OF SCHEDULE 14A WITH RESPECT TO CYGNUS, AS WE BELIEVE THAT THE ITEM 14 DISCLOSURE REQUIREMENTS AND RELATED INSTRUCTIONS THAT ARE GENERALLY APPLICABLE TO ACQUIRING COMPANIES ARE PROPERLY APPLICABLE TO A REGISTRANT THAT PROPOSES TO SELL ALL OR SUBSTANTIALLY ALL OF ITS ASSETS. WE ALSO BELIEVE THAT THOSE DISCLOSURE REQUIREMENTS MAY BE MATERIAL TO AN INFORMED VOTING DECISION OF HOLDERS OF CYGNUS COMMON SHARES. REFER TO ITEM H.6 OF THE JULY 2001 INTERIM SUPPLEMENT TO OUR MANUAL OF PUBLICLY AVAILABLE TELEPHONE INTERPRETATIONS AVAILABLE ON OUR WEBSITE AT WWW.SEC.GOV. IF YOU ARE INCORPORATING ALL OR A PORTION OF THAT INFORMATION BY REFERENCE TO ONE OR MORE PRIOR FILINGS, PLEASE INCLUDE A STATEMENT TO THAT EFFECT AND IDENTIFY THE FILING(S).

Response:

         The Company has revised the Proxy Statement so that it will be accompanied by the information required by Item 14(c)(1) of Schedule 14A with respect to Cygnus as if Cygnus were the acquiring company. Item 14(c)(1) imports the informational requirements of Part B of Form S-4. Cygnus has advised us that it is eligible to utilize Form S-2 and, therefore, is eligible to provide information pursuant to Item 12 of Form S-4.

         Accordingly, in accordance with Item 12(a) of Form S-4, the Company has revised the Proxy Statement to provide that it will deliver along with the Proxy Statement copies of its Form 10-K for the 2003 fiscal year and its Form 10-Q for the quarter ended September 30, 2004. In addition, in accordance with Item 13 of Form S-4, the Company has revised the section of the Proxy Statement entitled "Where You Can Find More Information" to incorporate by reference into the Proxy Statement the Company's Form 10-K for the 2003 fiscal year and the periodic reports filed subsequent to the 2003 Form 10-K through the date of the Proxy Statement.

         In addition, in response to Item 14(b)(8) of Schedule 14A, the Company has added the selected historical financial data table in the section entitled "Selected Historical Financial Data". This table contains selected financial data for the five full fiscal years from 1999 through 2003, the statement of operations data for the nine months ended September 30, 2003 and 2004 and balance sheet data as of September 30, 2004.

         The Company has not included in the Proxy Statement the pro forma information contemplated by Items 14(b)(9), (b)(10) and (b)(11) of Schedule 14A, since the Company

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David Ritenour, Esq.
January 24, 2005
Page 3



does not believe that such information is material to the stockholders' decision to vote on the proposals presented in the Proxy Statement for the following reasons.

         First, after the sale to Animas Corporation and vacating its current facilities, Cygnus will have virtually no non-cash assets other than its rights in the Arbitration Matter. Since the Arbitration Matter is at an early stage, the potential proceeds to be received from the Arbitration Matter itself is not an asset that would be reflected in any pro forma financial information. Therefore, a pro forma balance sheet would show the receipt of cash from the sale to Animas and the pay off of liabilities with that cash and other cash on hand. These activities are clearly described in the Proxy Statement. Virtually all other assets and liabilities would be eliminated in the pro forma balance sheet since an underlying assumption would be that there were no operations because the Company has no technology other than the technology sold to Animas. Thus, a pro forma balance sheet would not assist stockholders in analyzing the future prospects of the Company and would be much less informative than the table of estimated stockholders' distribution that is currently in the Proxy Statement (see below).

         Second, pro forma statements of operations would not provide additional meaningful information to the stockholders since, had the sale to Animas taken place at the beginning of a pro forma period, Cygnus would then just show minimal pro forma operations after the sale. It is clearly stated in the Proxy Statement that the future operations of the Company will consist of only the pursuit of the Arbitration Matter and wind down activities until the Company is liquidated. Therefore, pro forma statements of operations would provide no additional meaningful information to the stockholders. In 2003, Cygnus had revenues of $2.9 million, product costs of $15.4 million, research and development expenses of $5.1 million and an operating loss of $24.1 million. The Company has not prepared any pro forma financial statements; however, if one were to assume that the asset sale to Animas took place at the beginning of 2003 and that all of the above-mentioned revenues, product costs and research and development expenses were eliminated, the Company's operating loss would have been reduced by over $17 million, or by approximately 73%. Moreover, the presentation of net income would be similarly odd. Cygnus had a profit of $49.6 million in 2003 due solely to a litigation settlement gain of $75.8 million. However, the pro forma presentation would have the effect of further increasing the net income by more than $17 million because it would eliminate operations that generated a loss. Therefore, pro forma statement of operations information does not seem meaningful to investors.

         Third, the section of the Proxy Statement entitled "Proposal No. 2:
Approval of Plan of Complete Liquidation and Dissolution -- Liquidating Distributions; Nature; Amount; Timing" contains a table showing the estimated distribution to stockholders after the asset sale and the resolution of the Arbitration Matter. In essence, this is a statement of estimated cash flows in 2005 through the anticipated resolution of the Arbitration Matter. This table shows the pay off of liabilities and estimated future operating expenses as well. As such, the Company believes that this presentation is much more meaningful than pro forma financial information, since the stockholders' distribution table is forward-looking and is intended to estimate the amount of cash that would be available for distribution to stockholders under different scenarios. The Company believes that this table is far more informative to stockholders than pro forma financial information that attempts to overlay a cessation of Cygnus' operating business onto a set of historical financial statements.

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David Ritenour, Esq.
January 24, 2005
Page 4

         Lastly, the sale of assets to Animas under the Asset Purchase Agreement is more in the nature of a sale of technology assets rather than a sale of business.

         Since Cygnus does not believe that, in this particular case, pro forma financial statements provide material information, the Company also believes that the various specific types of pro forma information called for in Items 14(b)(9) and (10) are also not material to stockholders.



3. WE NOTE THAT YOU HAVE PURPORTED TO INCORPORATE BY REFERENCE CERTAIN INFORMATION INTO YOUR FILING. PLEASE TELL US SUPPLEMENTALLY WHY YOU BELIEVE THAT YOU ARE ELIGIBLE TO INCORPORATE BY REFERENCE INTO YOUR FILING. REFER TO ITEM 14(E) OF SCHEDULE 14A.

Response:

         As noted in Comment 2 above, the Staff has interpreted Item 14(c)(1) of
Schedule 14A as applying to target companies in the case of a sale of assets by the target company. Item 14(c)(1) of Schedule 14A requires the information required by Part B of Form S-4 for, in this case, the target company. Part B of Form S-4 permits Form S-2 registrants to provide information pursuant to Item 12 of Form S-4 and then under Item 13 requires that certain information be incorporated by reference into the Form S-4 prospectus. Item 14(e) of Schedule 14A translates that requirement to a proxy statement by stating that the information required by Item 14(c) may be incorporated by reference into the proxy statement to the same extent as would be permitted by Form S-4. Accordingly, the Company has revised the Proxy Statement to limit incorporation by reference to those items permitted to be incorporated by Item 13 of Form S-4. See the section entitled "Where You Can Find More Information."

         Consistent with the approach taken by the Company in response to Comment 2, the Company will deliver along with the Proxy Statement copies of its Form 10-K for the 2003 fiscal year and its Form 10-Q for the quarter ended September 30, 2004 in accordance with Item 14(c)(1) of Schedule 14A (as interpreted by the Staff) and Item 12 of Form S-4.



QUESTIONS AND ANSWERS ABOUT THE SPECIAL MEETING - PAGE 1

WHAT WILL HAPPEN IF THE PLAN OF DISSOLUTION IS APPROVED? - PAGE 2


4. PLEASE REVISE TO CLARIFY WHY THE FILING DATE OF THE CERTIFICATE OF DISSOLUTION MAY BE DELAYED. PLEASE ALSO EXPLAIN WHETHER SHAREHOLDERS WILL RECEIVE ADVANCE NOTICE OF

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David Ritenour, Esq.
January 24, 2005
Page 5


          THE FILING OF THE CERTIFICATE OF DISSOLUTION AND, IF SO, HOW THAT NOTICE WILL BE COMMUNICATED TO SHAREHOLDERS.

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's comment by stating that its current intention is to file a certificate of dissolution after the resolution of the Arbitration Matter. The Company has also stated that it intends to make a public announcement of the anticipated filing date of the certificate of dissolution at least ten business days in advance of the filing. A conforming change has been made in the section entitled "Proposal No. 2 Approval of Plan of Complete Liquidation and Dissolution--Factors to be Considered by Stockholders in Deciding Whether to Approve the Plan of Dissolution."



PROPOSAL NO. 1: APPROVAL OF THE ASSET SALE - PAGE 13

BACKGROUND OF THE ASSET SALE AND DISSOLUTION OF CYGNUS - PAGE 14

5. PLEASE TELL US WHETHER THERE WAS ANY AFFILIATION BETWEEN CYGNUS AND/OR ANY OF AFFILIATES AND ANIMAS AND/OR ANY OF ITS AFFILIATES PRIOR TO THE TRANSACTION CONTEMPLATED IN YOUR FILING.

Response:


         The Company has advised us that there was no such affiliation between Cygnus and/or any of its affiliates and Animas and/or any of its affiliates.



FAIRNESS OPINION OF FIRST ALBANY CAPITAL - PAGE 14

6. SUPPLEMENTALLY PROVIDE COPIES OF THE MATERIALS THAT FIRST ALBANY CAPITAL PREPARED IN CONNECTION WITH ITS FAIRNESS OPINION OR OTHERWISE PROVIDED TO THE CYGNUS BOARD IN CONNECTION WITH THIS TRANSACTION, INCLUDING, AMONG OTHER THINGS, ANY "BOARD BOOKS," DRAFTS OF FAIRNESS OPINIONS PROVIDED TO THE CYGNUS BOARD, AND SUMMARIES OF ALL ORAL PRESENTATIONS MADE TO THE CYGNUS BOARD. WE MAY HAVE ADDITIONAL COMMENTS AFTER WE REVIEW THOSE MATERIALS.

Response:

         The Company's response to this Comment is being provided supplementally under a separate cover letter.

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David Ritenour, Esq.
January 24, 2005
Page 6


PROPOSAL NO. 2: APPROVAL OF PLAN OF COMPLETE LIQUIDATION AND
DISSOLUTION - PAGES 32 TO 47


ARBITRATION MATTER - PAGE 33

7. PLEASE DESCRIBE THE CIRCUMSTANCES UNDER WHICH THE BOARD MAY ELECT NOT TO PURSUE ITS CLAIMS IN THE ARBITRATION MATTER.

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's Comment to state that the Arbitration Matter is at an early stage and the Company, together with its counsel, will continue to evaluate the progress of the Arbitration Matter.



FACTORS TO BE CONSIDERED BY STOCKHOLDERS IN DECIDING WHETHER TO APPROVE THE PLAN OF DISSOLUTION - PAGES 34 TO 36

         WE WILL CONTINUE TO INCUR CLAIMS, LIABILITIES AND
         EXPENSES.... - PAGE 34 TO 35

8. PLEASE REVISE YOUR DISCLOSURE TO QUANTIFY AND DESCRIBE WITH SPECIFICITY THE ESTIMATED EXPENSES ATTRIBUTABLE TO PAYMENTS TO EXECUTIVE OFFICERS AND DIRECTORS FROM THE TIME OF SHAREHOLDER APPROVAL OF THE PROPOSALS THROUGH FINAL DISSOLUTION.

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's Comment to state that the amount of severance payments and incentive and retention bonuses to be paid to all employees in 2005 would be approximately $2.6 million and would be paid prior to or upon the closing of the Asset Purchase Agreement. The revised disclosure in the Proxy Statement also states that the Company estimates that salary and directors' fees payable to remaining officers and directors after stockholder approval of the Asset Sale would be approximately $175,000 per quarter. There are no severance payments to be made to directors.



         IF WE FAIL TO RETAIN THE SERVICES OF KEY PERSONNEL.... - PAGE 36

9. PLEASE TELL US WHETHER YOU ARE PROVIDING ANY KEY PERSONNEL WITH INCENTIVES, IN ADDITION TO THE INTERESTS MENTIONED ON PAGES 30-31, TO REMAIN WITH THE COMPANY UNTIL THE PLAN OF DISTRIBUTION IS COMPLETED, AND, IF SO, PLEASE DESCRIBE THESE

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David Ritenour, Esq.
January 24, 2005
Page 7



          INCENTIVES. IF YOU HAVE ENTERED INTO ANY AGREEMENTS WITH KEY PERSONNEL TO REMAIN UNTIL A CERTAIN TIME OR EVENT OCCURS, REVISE YOUR DISCLOSURE HERE AND ON PAGE 30 TO DESCRIBE THE MATERIAL TERMS OF THESE AGREEMENTS.

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's Comment to mention that the Company is considering asking Mr. Hodgman and Ms. McClung to remain with the Company after the closing of the Asset Purchase Agreement and that it has had preliminary discussions with Mr. Hodgman and Ms. McClung, but no definitive arrangements have been reached.


LIQUIDATING DISTRIBUTIONS; NATURE; AMOUNT; TIMING - PAGES 36 TO 39

ESTIMATED DISTRIBUTION TO STOCKHOLDERS - PAGES 37 TO 39

10. WE NOTE THAT YOU INTEND TO CONTINUE TO OPERATE THE COMPANY FOR AN UNCERTAIN PERIOD OF TIME AFTER THE SALE OF SUBSTANTIALLY ALL OF THE COMPANY'S ASSETS. PLEASE REVISE HERE OR IN ANOTHER APPROPRIATE LOCATION IN YOUR FILING TO DISCUSS IN GREATER DETAIL THE NATURE AND EXTENT OF THE COMPANY'S OPERATIONS AFTER THE COMPLETION OF THE ASSET SALE AND PRIOR TO THE FILING OF THE CERTIFICATE OF DISSOLUTION, INCLUDING THE NUMBER OF EMPLOYEES THAT THE COMPANY INTENDS TO RETAIN DURING THAT PERIOD.

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's Comment to state that the Company anticipates that, following the closing of the Asset Purchase Agreement, its principal activities would be pursuing its claims in the Arbitration Matter and winding down its business. The revised disclosure also states the Company anticipates terminating the employment of all of its employees other than two officers upon the closing of the Asset Purchase Agreement, and that on or before March 31, 2005, the Company intends to vacate its facilities and rent limited office space on a short-term basis.





11. PLEASE REVISE YOUR ESTIMATE OF THE RANGE OF PER SHARE DISTRIBUTION PROCEEDS TO TAKE INTO CONSIDERATION THE VESTING OF ALL STOCK OPTIONS AND RESTRICTED STOCK DESCRIBED ON PAGES 30-31.

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David Ritenour, Esq.
January 24, 2005
Page 8



Response:

         The Company has revised the Proxy Statement in accordance with the Staff's Comment and notes that the revision to the stockholders' distribution table encompasses all employee and director stock options that would be both vested during the relevant period and in-the-money (i.e., where the estimated per share distribution to stockholders exceeds the exercise price per share of the stock options).


12. AS THE BOARD, IN ITS DISCRETION, MAY WAIT UP TO THREE YEARS FROM THE DATE THE PLAN OF DISTRIBUTION IS ADOPTED BY THE SHAREHOLDERS TO FILE THE CERTIFICATE OF DISSOLUTION, PLEASE TELL US WHY YOU BELIEVE IT IS APPROPRIATE TO ONLY INCLUDE ESTIMATED OPERATING EXPENSES THROUGH 2005 IN YOUR CHART. PLEASE ALSO REVISE TO QUANTIFY THE REDUCTION IN THE PER SHARE DISTRIBUTION ESTIMATES IF FILING OF THE CERTIFICATE OF DISSOLUTION IS DELAYED. ADDITIONALLY, PLEASE DESCRIBE THE CIRCUMSTANCES UNDER WHICH THE BOARD MAY DECIDE TO DELAY FILING THE CERTIFICATE OF DISSOLUTION.

Response:

         The Company has revised the Proxy Statement in accordance with the Staff's Comment to state that the stockholders' distribution table assumes that any distribution to stockholders would be made shortly after the end of 2005 since, under the asset purchase agreement under which the Arbitration Matter arises, the Arbitration Matter is required to be substantially completed within nine months after the selection of the arbitrators. The revised disclosure goes on to say that, to the extent that such distribution to stockholders is delayed beyond the end of 2005, the Company anticipates its ongoing expenses, including legal fees, would be approximately $800,000 per quarter.



CONTINGENT LIABILITIES; CONTINGENCY RESERVES; LIQUIDATING TRUST - PAGES 43 TO 44

13. WE NOTE YOUR DISCLOSURE THAT SHAREHOLDER APPROVAL OF THE PLAN OF DISSOLUTION WILL ALSO CONSTITUTE SHAREHOLDER APPROVAL OF ANY LIQUIDATING TRUST AGREEMENT(S). PLEASE TELL US SUPPLEMENTALLY WHY RULE 14A-4 OF REGULATION 14A DOES NOT REQUIRE THAT SHAREHOLDERS BE GIVEN THE OPPORTUNITY TO VOTE OR ABSTAIN SEPARATELY WITH RESPECT TO THE APPROVAL OF ANY LIQUIDATING TRUST AGREEMENTS). PLEASE REFER TO RELEASE NO. 34-31326 AND THE SEPTEMBER 2004 INTERIM SUPPLEMENT TO OUR MANUAL OF PUBLICLY AVAILABLE TELEPHONE INTERPRETATIONS.



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David Ritenour, Esq.
January 24, 2005
Page 9



Response:

         In response to the Staff's comment, the Company has eliminated the liquidating trust provisions from the Plan of Dissolution and, accordingly, has deleted all references to the liquidating trust from the Proxy Statement.



14. PLEASE REVISE YOUR DISCLOSURE TO INCLUDE A BRIEF DESCRIPTION OF THE MATERIAL TERMS OF ALL LIQUIDATING TRUST AGREEMENTS.

Response:

         As noted in the response to comment 13, the Company has eliminated the liquidating trust provisions from the Plan of Dissolution. The Company has no liquidating trust agreements.

ABANDONMENT AND AMENDMENT - PAGE 44

15. PLEASE DESCRIBE THE CIRCUMSTANCES UNDER WHICH THE BOARD MAY DECIDE TO MODIFY, AMEND OR ABANDON THE PLAN OF DISTRIBUTION.

Response:

         The Company has responded to the Staff's comment by adding a sentence at the end of the section indicating that the Company has no present plan or intention to modify, amend or abandon the Plan of Dissolution.



                                   * * * * * *




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David Ritenour, Esq.
January 24, 2005
Page 10



         If you have any questions concerning the foregoing, please contact Barbara G. McClung at (650) 599-2527, the undersigned at (310) 203-7139 or Ben Orlanski at (310) 203-7068. We would appreciate it if you could direct your response to this submission to Barbara G. McClung at Cygnus, Inc. as you did with the initial comment letter. Ms. McClung's fax number is (650) 599-3913.

                                                     Very truly yours,

                                                     /s/ Ashok W. Mukhey

                                                     Ashok W. Mukhey

AM:kbj

cc:      Adelaja K. Heyliger, Esq.
         Barbara McClung, Esq.
         Ben D. Orlanski, Esq.